Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 438,608		¥ 542,076		$ 69,189
Restricted cash		809		808		128
Short-term investments		196,853		260,245		31,053
Inventories, net		79		240		12
Loan receivables, net		26,788		99,965		4,226
Prepayments and other current assets		55,135		77,679		8,697
Amounts due from related parties		640		6,061		101
Property, equipment and software, net		7,702		10,780		1,215
Intangible assets, net		89,822		426,005		14,169
Goodwill		63,460		186,504		10,011
Investments		72,120		66,382		11,377
Other non-current assets		214,964		163,111		33,910
Total assets		1,166,980		1,839,856		184,088
Accounts payable		17,950		19,938		2,832
Salaries and welfare payable		12,311		4,349		1,942
Advances from customers		901		77		142
Taxes payable		3,265		1,558		515
Amounts due to related parties		4,694		6,234		740
Accruals and other current liabilities		272,638		333,127		43,009
Deferred tax liabilities		12,112		17,526		1,911
Total liabilities		334,825		384,960		52,819
Total shareholders' deficit		832,155		1,454,896	¥ 1,980,472	$ 131,269	¥ 4,047,669
Third-party other operating income		25,427	$ 4,011	49,885	11,472
Loss before income tax benefit		(656,886)		(322,790)	(2,224,228)
Add: Income tax benefit		(14,512)	(2,289)	5,181	(590)
Net loss		(642,374)	(101,329)	(327,971)	(2,223,638)
Net cash provided by operating activities		(114,409)	(18,048)	(77,931)	(311,789)
Net cash (used in)/provided by investing activities		13,947	2,200	(96,663)	(113,150)
Net cash provided by financing activities		450	$ 71	(119,249)	(29,332)
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents		213,094		163,376
Restricted cash		809		808
Short-term investments		0		60,000
Inventories, net		64		104
Loan receivables, net		26,788		99,965
Prepayments and other current assets		34,137		57,385
Amounts due from related parties		0		5
Property, equipment and software, net		1,238		1,901
Intangible assets, net		43,104		59,910
Goodwill		63,460		928
Investments		34,331		42,101
Other non-current assets		212,613		160,675
Total assets		706,558		959,568
Accounts payable		552		721
Salaries and welfare payable		4,464		579
Advances from customers		89		77
Taxes payable		1,656		694
Amounts due to related parties		1,331		1,329
Accruals and other current liabilities		217,527		258,077
Deferred tax liabilities		10,704		16,118
Total liabilities		1,641,787		1,659,092
Total shareholders' deficit		(935,229)		(699,524)
(Expense)/income from non-operations		12,750		8,197	(2,076)
Loss before income tax benefit		(284,661)		(3,073)	(5,436)
Add: Income tax benefit		14,689		4,794	1,343
Net loss		(269,972)		1,721	(4,093)
Inter-company payment for service charge		(40,409)		(39,859)
Operating activities with external parties		(69,065)		(3,132)	(10,085)
Net cash provided by operating activities		21,576		25,326	186,711
Net cash (used in)/provided by investing activities		28,143		(202,312)	(38,652)
Net cash provided by financing activities					960
Net increase/(decrease) in cash and cash equivalents and restricted cash		49,719		(176,986)	149,019
VIEs and VIEs Subsidiaries | Third party [Member]
Variable Interest Entity [Line Items]
Third-party other operating income		2,415		5,983	1,793
VIEs and VIEs Subsidiaries | Intercompany [Member]
Variable Interest Entity [Line Items]
Third-party other operating income		(197,698)		0	6,915
VIEs and VIEs Subsidiaries | Third Party Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses		(187,958)		(95,454)	(120,913)
VIEs and VIEs Subsidiaries | Intercompany Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses	[1]	(15,779)		(32,490)	(28,733)
VIEs and VIEs Subsidiaries | Third Party Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		69,793		85,012	94,829
VIEs and VIEs Subsidiaries | Inter Company Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		31,816		25,679	42,749
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Amounts due from related parties	[2]	76,920		312,410
Amounts due to related parties	[3]	1,405,464		1,381,497
Other operating activities with non-VIE subsidiaries	[4]	¥ 131,050		¥ 68,317	¥ 196,796

[1]	Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
[2]	The amount due from non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the receivables of VIEs due from the Company’s wholly-owned subsidiaries for treasury management purpose and service charge.
[3]	The amount due to non-VIE subsidiaries of the Company as of March 31, 2021 and 2022 mainly represented the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.
[4]	Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purpose and service fees charged by the VIEs to the Group’s non-VIE subsidiaries.